EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Schedule of earnings per share

	For the three months ended June 30				For the six months ended June 30
	2022		2021		2022		2021
	Basic	Diluted	Basic	Diluted	Basic	Diluted	Basic	Diluted
Net income	$717	$717	$694	$694	$1,423	$1,423	$1,524	$1,524
Net income attributable to non-controlling interests	(229)	(229)	(283)	(283)	(497)	(497)	(575)	(575)
Net income attributable to equity holders of Barrick Gold Corporation	$488	$488	$411	$411	$926	$926	$949	$949
Weighted average shares outstanding	1,777	1,777	1,779	1,779	1,778	1,778	1,779	1,779
Basic and diluted earnings per share data attributable to the equity holders of Barrick Gold Corporation	$0.27	$0.27	$0.23	$0.23	$0.52	$0.52	$0.53	$0.53